Financial Instruments (Hedging Activities Effect on Condensed Consolidated Statements of Earnings and Other Comprehensive Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	$ (22)	$ 18	$ 33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	19	34	(14)
Foreign Exchange Contract [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	85	17	10
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(46)	19	(39)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	39	36	(29)
Foreign Exchange Contract [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(2)	(11)
Foreign Exchange Contract [Member] | Provision for income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings			2
Foreign Exchange Contract [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	37	25	(27)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	66	(17)	24
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	19	34	(14)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	3
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	85	17	13
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(60)	(37)	(49)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	25	(20)	(36)
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	(3)	2	3
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	22	(18)	(33)
Foreign Exchange Contract [Member] | Net Investment Hedging [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	7
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Marketing, administration and research costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	(3)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Operating income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	0	0	(3)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	10
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	14	56	7
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Provision for Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	1	(13)	(1)
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Net earnings attributable to PMI [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in earnings	15	43	6
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	(22)	18	33
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	99	(5)	(50)
Net impact on equity	77	13	(17)
Cumulative translation adjustment	(14)	2	12
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Provision for income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	3	(2)	(3)
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	(14)	(1)	6
Net impact on equity	(11)	(3)	3
Cumulative translation adjustment	5		(10)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative (gains)/losses transferred to earnings	(25)	20	36
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	113	(4)	(56)
Net impact on equity	88	16	(20)
Cumulative translation adjustment			(2)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative translation adjustment	$ (19)	$ 2	$ 24